Equity Method Investments - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity Method Investments, Roll Forward [Abstract]
Balance as of January 1	$ 43,665	$ 53,982
Additions	30,134	3,948
Net income/(loss)	8,928	(4,668)
Guarantees	0	(957)
Share of other comprehensive income/(loss)	1,427	(579)
Dividends	0	(456)
Net proceeds from disposals	(39,143)	(4,771)
Impairment of equity method investment	0	(2,834)
Balance as of December 31	$ 45,011	$ 43,665